[INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116]

October 2, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Glenmede Fund, Inc. (the “Registrant”)
       File Nos. 33-22884 and 811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of the Registrant, please accept this letter as certification that the prospectus and statement of additional information for the Registrant’s Absolute Return Portfolio and Total Market Long/Short Portfolio, dated September 29, 2006, do not differ from those contained in Post-Effective No. 43, filed electronically on September 28, 2006, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 937-5557 if you have any questions regarding this filing.

Very truly yours,

/s/ Anthony S. Dell
Anthony S. Dell, Esq.